Income tax	12 Months Ended
Dec. 31, 2025
Income tax
Income tax

14. Income tax

Under the current laws of the Cayman Islands, the Company incorporated in the Cayman Islands is not subject to tax on income or capital gain. Additionally, the Cayman Islands do not impose a withholding tax on payments of dividends to shareholders.

Under the Hong Kong Inland Revenue Ordinance, for the Company’s subsidiaries incorporated in Hong Kong, the profits tax rate is calculated at 16.5% of the estimated assessable profits for the year, except for one subsidiary of the Company which is a qualifying corporation under the two-tiered Profits Tax rate regime. For this subsidiary, the first HK $2 million of assessable profits are taxed at 8.25% and the remaining assessable profits are taxed at 16.5%.

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), the Company’s subsidiaries and VIEs domiciled in the PRC are subject to 25% statutory rate. According to National Tax Letter 2009 No. 203, if an entity is certified as a “High and New Technology Enterprise” (“HNTE”), it is entitled to a preferential income tax rate of 15%. For the year ended December 31, 2025, three subsidiaries of the Company were certified as HNTEs, thus applied 15% tax rate.

Taxation for other overseas subsidiaries is charged at the appropriate current rates of taxation ruling in the relevant countries.

Many countries and jurisdictions have enacted new tax laws to implement the Pillar Two model rules published by the Organization for Economic Cooperation and Development (“OECD”) effective from January 1, 2024. The OECD’s Pillar Two initiative introduced a 15% global minimum tax applied on a jurisdiction-by- jurisdiction basis. The Group considers the current impact of the adoption of a global minimum effective tax is not material. The Group continues to monitor regulatory developments, as well as additional guidance from the OECD and continues to evaluate the impact.

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Principal Accounting Policies, effective for the year ended December 31, 2025, we adopted ASU 2023-09 and applied the disclosure requirements prospectively:

As the statutory income tax rate in the Cayman Islands, the country of domicile of the Company, is at 0%, we determine the PRC as the de facto country of domicile and use the statutory income tax rate of the PRC in the rate reconciliation for purpose of applying the income tax disclosure requirements throughout ASC Topic 740 because we have the most significant operations in the PRC.

PRC and foreign income (loss) before taxes are set forth below:

For Year Ended December 31,
2025
RMB
PRC	(92,947)
Other Foreign Jurisdictions	(107,816)
(200,763)

The details of our income tax provision (benefit) are set forth below:

For Year Ended December 31,
2025
RMB
Current:
PRC	54,323
Foreign	12,422
66,745

Deferred:
PRC	(47,519)
Foreign	(9,319)
(56,838)
Total provision for income taxes	9,907

The reconciliation of income taxes calculated at the PRC statutory rate to our effective tax rate is set forth below:

	For Year Ended December 31,
	2025
	Amount	Percent
PRC Statutory tax rate	(50,191)	25.0%
Foreign tax effects
Hong Kong
Statutory tax rate difference between Hong Kong and PRC	2,757	(1.4)%
Changes in valuation allowances	2,683	(1.3)%
Nondeductible impairment loss of goodwill	3,036	(1.4)%
Others	(1,300)	0.6%
Singapore
Statutory tax rate difference between Singapore and PRC	4,938	(2.5)%
Changes in valuation allowances	9,785	(4.9)%
Others	714	(0.4)%
Other foreign jurisdictions	3,798	(1.9)%
Research and development super deduction	(10,177)	5.1%
Nontaxable or nondeductible items	8,581	(4.3)%
Effect of preferential tax benefit	(10,740)	5.3%
Changes in valuation allowances	37,086	(18.5)%
Return to provision adjustments	5,381	(2.7)%
Withholding tax	3,534	(1.8)%
Others	22	0.2%
	9,907	(4.9)%

The details of 2025 deferred tax assets (liabilities) are set forth below:

	2025
	Assets	Liabilities	Total
Operating losses and tax credit carryforwards	517,924	—	517,924
Accrued expenses	105,561	—	105,561
Inventory write-down	47,508	—	47,508
Impairment of equity investments	19,673	—	19,673
Allowance for credit losses	61,496	—	61,496
Employee compensation and benefits	1,850	—	1,850
Lease	177,924	(158,602)	19,322
Intangible assets	—	(22,981)	(22,981)
Valuation Allowance	(489,080)	—	(489,080)
Net deferred tax assets (liabilities)	442,856	(181,583)	261,273

The effect of the tax holiday on the income per share is as follows:

	For Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	1,993	10,132	10,740
Income per share effect-basic	0.01	0.06	0.06
Income per share effect-diluted	0.01	0.06	0.06

Cash paid for income taxes, during the year ended December 31, 2025 was as follows:

For Year Ended December 31,
2025
PRC	53,767
Other Foreign Jurisdictions	4,650
58,417

The current and deferred portion of income tax expenses included in the consolidated statement of operations, which were substantially attributable to the Group’s PRC subsidiaries prior to the adoption of ASU 2023-09 are as follows:

	For Year Ended December 31,
	2023	2024
	RMB	RMB
Current tax	57,594	61,628
Deferred tax	(45,591)	(40,889)

Income tax expense	12,003	20,739

Reconciliation of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2023 and 2024 prior to the adoption of ASU 2023-09 are as follows:

	For Year Ended December 31,
	2023	2024
Statutory income tax rate	25.00%	25.00%
Non-deductible share-based compensation	(11.92)%	(20.50)%
Effect of tax rates in different tax jurisdiction	(4.79)%	(31.87)%
Effect of preferential tax rate	0.92%	(11.75)%
Research and development super deduction	7.40%	13.04%
HK tax-free interest income	3.51%	6.56%
Changes in valuation allowance and others	(25.65)%	(2.78)%

Effective income tax rate	(5.53)%	(22.30)%

The principal components of the deferred tax assets and liabilities for the years ended December 31, 2024 prior to the adoption of ASU 2023-09 are as follows:

As of December 31,
2024
RMB
Deferred tax assets:
Accrued expenses	88,137
Inventory write-down	51,667
Impairment of equity investments	14,305
Salary and welfare payable	1,890
Allowance for credit losses	21,890
Net operating loss carry forward	512,781
Lease	16,170

Less: valuation allowance	(472,332)

Deferred tax assets, net	234,508

Deferred tax liabilities:
Identifiable intangible assets	(32,783)

Deferred tax liabilities	(32,783)

The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgements and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The Group provided a valuation allowance for the deferred tax assets relating to the future benefit of net operating loss carry forwards and other deferred tax assets of certain subsidiaries as of December 31, 2024 and 2025 respectively, as management is not able to conclude that the future realization of such deferred tax assets are more likely than not. The amount of tax loss carried forward was RMB2,218,872 and RMB2,207,677 as of December 31, 2024 and 2025 respectively, for the Group’s certain subsidiaries.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%. The Group is not subject to any other uncertain tax position.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

As of December 31, 2024 and 2025, accumulated deficits of Company’s subsidiaries and VIE located in PRC were RMB2,349,005 and RMB2,435,538, respectively. The Company’s PRC subsidiaries’ retained earnings have been and would be permanently reinvested to the PRC subsidiaries. Therefore, no deferred tax liability upon dividend withholding tax was accrued.